Pensions and post-retirement benefits - Narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) director tranche	Dec. 31, 2022 USD ($) tranche	Sep. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2022 USD ($) director	Dec. 31, 2021 USD ($)	Sep. 30, 2021 GBP (£)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ (4,479)			£ (3,568)
Surplus (deficit) in plan	4,479			3,568
Reduction in assets and defined benefit obligation	128			224	£ 200
Proceeds from maturity of financial instruments	62,821			89,342	80,895
Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	20,881			31,899	33,190			$ 31,899
Benefits paid	1,339			1,309
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(25,360)			(35,467)	(34,713)
Benefits paid	(1,339)			(1,309)
Contracts value	25,360			35,467
Fair value of plan assets | Barclays PLC
Disclosure of net defined benefit liability (asset) [line items]
Equities	0			0
Bonds	£ 0			0
Director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	6						6
Independent director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	3						3
Member nominated director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	3						3
UK | The senior notes | Financial assets at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Notional contract amount	£ 1,250						$ 1,250
Maturity period	5 years	5 years
Number of tranches | tranche	3	3
UK | The senior notes | Financial assets at amortised cost | Heron Issuer Limited
Disclosure of net defined benefit liability (asset) [line items]
Notional contract amount	£ 500						1,500
UK | The senior notes | Financial assets at amortised cost | Heron Issuer Number 2 Limited
Disclosure of net defined benefit liability (asset) [line items]
Notional contract amount	£ 750						$ 250
UK | One to two years | The senior notes | Financial assets at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from maturity of financial instruments | $		$ 250
UK | Two to three years | The senior notes | Financial assets at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from maturity of financial instruments | $		750
UK | Three to four years | The senior notes | Financial assets at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from maturity of financial instruments | $		$ 250
Of which relates to UKRF | UK | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Percentage of fair value of scheme assets invested in liability driven investment strategies	34.00%						34.00%
Section 75 contributions
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit contributions paid	£ 0			0
Pension defined benefit plans | Foreign countries | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ 690			£ 821
Pension defined benefit plans | Of which relates to UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Scheme as a percentage of total retirement benefit obligations	96.00%			97.00%			96.00%	97.00%
Net defined benefit liability (asset)	£ (4,690)			£ (3,819)
Surplus (deficit) in plan	4,690			3,819
Deficit reduction contributions	294		£ 294		1,000	£ 286
Benefits paid	1,299			1,268
Transfers out of the fund and contribution refunds	390			419
Defined benefit contributions paid	1,785			955	748
Estimate of contributions expected to be paid to plan for next annual reporting period	38			546
Pension defined benefit plans | Of which relates to UKRF | UK | Deficit reduction contributions current year valuation
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan			£ 2,000
Pension defined benefit plans | Of which relates to UKRF | UK | Deficit reduction contributions current year valuation
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan									£ (600)
Pension defined benefit plans | Of which relates to UKRF | UK | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Maximum funding deficit secured by collateral pool	9,000
Pension defined benefit plans | Of which relates to UKRF | UK | Swaps
Disclosure of net defined benefit liability (asset) [line items]
Assets of benefit plan					5,000
Pension defined benefit plans | Of which relates to UKRF | UK | Longevity reinsurance contracts
Disclosure of net defined benefit liability (asset) [line items]
Assets of benefit plan	7,000
Contracts value	£ 123			£ 0
Pension defined benefit plans | Of which relates to UKRF | UK | Key UKRF financial assumptions
Disclosure of net defined benefit liability (asset) [line items]
Assumption for future inflation decreases				(0.20%)				(0.20%)
Assumption for future mortality improvements, percentage	1.25%			1.50%			1.25%	1.50%
Pension defined benefit plans | Of which relates to UKRF | UK | Bottom of range | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool	100.00%						100.00%
Pension defined benefit plans | Of which relates to UKRF | UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ 19,990			£ 30,859	32,108
Reduction in assets and defined benefit obligation	£ (11,000)
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF	13 years	13 years		16 years
Duration of expected benefits are projected to be paid out (in excess)	50 years	50 years
Benefits paid	£ 1,299			£ 1,268
Pension defined benefit plans | Of which relates to UKRF | UK | Retirement benefit obligations | Within 10 years
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	30.00%	30.00%
Pension defined benefit plans | Of which relates to UKRF | UK | Retirement benefit obligations | In years 11 to 20
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	30.00%	30.00%
Pension defined benefit plans | Of which relates to UKRF | UK | Retirement benefit obligations | In years 20 to 30
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	25.00%	25.00%
Pension defined benefit plans | Of which relates to UKRF | UK | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ (24,680)			(34,678)	£ (33,915)
Reduction in assets and defined benefit obligation	10,000
Benefits paid	(1,299)			(1,268)
Contracts value	24,680			34,678
Post-employment medical defined benefit plans | Other | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	201			219
Defined contribution schemes | Of which relates to UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	32			33
Defined contribution schemes | BPSP | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 243			£ 221